GENERAL	12 Months Ended
Dec. 31, 2021
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Taboola.com Ltd. (together with its subsidiaries, the “Company” or “Taboola”) was incorporated under the laws of the state of Israel and commenced its operations on September 3, 2006.

Taboola is a technology company that powers recommendations across the Open Web with an artificial intelligence-based, algorithmic engine developed. Taboola partners with websites, devices, and mobile apps, (collectively referred to as “digital properties”), to recommend editorial content and advertisements on the Open Web. Digital properties use Taboola’s technology platforms to achieve their business goals, such as driving new audiences to their sites and apps or increasing engagement with existing audiences. Taboola also provides monetization opportunities to digital properties by surfacing paid recommendations by advertisers. Taboola is a business-to-business company with no competing consumer interests. Taboola empowers advertisers to leverage its proprietary AI-powered recommendation platform to reach targeted audiences utilizing effective, native ad-formats across digital properties. As part of our e-Commerce offerings, we also syndicate our retailer advertisers’ monetized product listings and links (clickable advertisements) into commerce content-oriented consumer experiences on both the Open Web and within the dominant traditional ad platforms. Taboola generates revenues when people (consumers) click on, purchase from or, in some cases, view the ads that appear within its recommendation platform. The Company’s customers are the advertisers, merchants and affiliate networks that advertise on the Company's platform (“Advertisers”). Advertisers pay Taboola for those clicks, purchases or impressions, and Taboola shares a portion of the resulting revenue with the digital properties who display those ads.

b.	Merger Agreement

On January 25, 2021, the Company and Toronto Sub Ltd., a Cayman Islands exempted company and wholly owned subsidiary of Taboola (“Merger Sub”) entered into a merger agreement (“Merger Agreement”), with ION Acquisition Corp. 1 Ltd., a Cayman Islands exempted company (“ION”), which was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. ION’s Class A ordinary shares, warrants, and units were previously listed on the NYSE under the symbols ‘‘ION’’, ‘‘ION.WS’’, and ‘‘ION.U’’, respectively.

Pursuant to the Merger Agreement, on June 29, 2021, Merger Sub merged with and into ION, with ION surviving the merger (the “Merger Transaction”).

Pursuant to the Merger Agreement, at the effective time of the Merger Transaction (the “Effective Time”), (a) each issued and outstanding unit of ION, consisting of one Class A ordinary share of ION, par value $0.0001 per share (“Class A Ordinary Shares”), and one-fifth of one warrant of ION entitling the holder to purchase one Class A Ordinary Share per warrant at a price of $11.50 per share (“ION Warrants”), was automatically separated and the holder thereof was deemed to hold one Class A Ordinary Share and one-fifth of one ION Warrant, (b) each Class A Ordinary Share outstanding immediately prior to the Effective Time was exchanged for one ordinary share no par value per share of Taboola (“Taboola Ordinary Shares”), (c) each Class B ordinary share of ION, par value $0.0001 per share, outstanding immediately prior to the Effective Time, was exchanged for one Taboola Ordinary Share and (d) each ION Warrant outstanding immediately prior to the Effective Time, including both the ION Warrants issued to public shareholders in ION’s initial public offering (the “Public Warrants”) and the ION warrants issued in a private placement to ION’s sponsors in ION’s initial public offering (the “Private Warrants”), was assumed by Taboola and become a warrant to purchase one Taboola Ordinary Share. Each step above took place after a preferred shares conversion and a Stock Split (as further described below).
After the Effective Time and once the Taboola Warrants become exercisable, Taboola may redeem the outstanding Taboola Warrants (except as described herein with respect to the Private Warrants) in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and if, and only if, the closing price of the Taboola Ordinary Shares equals or exceeds $18.00 per share, subject to certain adjustments, for any 20 trading days within a 30-trading day period ending three business days before the notice of redemption is sent to the warrant holders. Except as described below, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants.

After the Effective Time, the Private Placement Warrants (including the Taboola Ordinary Shares issuable upon exercise of such warrants) are not redeemable by Taboola so long as they are held by ION’s sponsors, members of ION’s sponsors or their permitted transferees. ION’s sponsors or their permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis.

Concurrently with and following the execution of the Merger Agreement, Taboola and certain accredited investors (the “PIPE Investors”) entered into a series of subscription agreements, which closed concurrently with the closing of the merger under the Merger Agreement, providing for the purchase by the PIPE Investors at the Effective Time of an aggregate of 13,500,000 Taboola Ordinary Shares at a price per share of $10.00 (assuming the Stock Split has been effected), for gross proceeds to Taboola of $135,000 (collectively, the “PIPE”). The closing of the PIPE was conditioned upon the consummation of the Merger Transaction.

Concurrently with and following the execution of the Merger Agreement, Taboola and certain accredited investors (the “Secondary Investors”) entered into share purchase agreements pursuant to which the Secondary Investors purchased 15,120,000 Taboola Ordinary Shares from certain shareholders of Taboola, at a price per share of $10.00 (assuming the Stock Split had been affected), for gross proceeds of $151,200.

On June 29, 2021, following the Merger Transaction and other transactions contemplated by the Merger Agreement, ION became a direct, wholly owned subsidiary of Taboola. As a result, Taboola's shares and warrants became listed on The Nasdaq Global Market under the symbols “TBLA” and “TBLAW”, respectively

The ION business combination was accounted for as a recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. It has been determined that Taboola was the accounting acquirer based on evaluation of the following facts and circumstances: Taboola’s existing shareholders will have the majority voting interest in the combined entity, Taboola’s directors will represent the majority of the board of directors of the combined company and Taboola’s senior management will be the senior management of the combined company.

The Subscription Agreements related to the PIPE, which were executed concurrently with and following the Merger Agreement, resulted in the issuance of Taboola Ordinary Shares, leading to an increase in share premium.

The total ION cash amount and the PIPE consideration, net of transaction costs, were allocated to the equity and Warrants liability of Taboola as of the Merger Transaction date in the amounts of $285,378 and $53,883, respectively. The transaction costs related to the Warrants liability in the amount of $4,024 were recognized as general and administrative expenses in the Company's consolidated statement of income (loss) for the year ended December 31, 2021.

On June 29, 2021, the Company’s board of directors and the stockholders, approved a 2.700701493 for 1 stock split, pursuant to which all Convertible Preferred Shares, Restricted Shares, Restricted Share Units, options to purchase Ordinary Shares, exercise price and net income (loss) per share amounts were adjusted retroactively for all periods presented in Company’s consolidated financial statements.

c.
On September 1, 2021, the Company completed the acquisition of Shop Holding Corporation (“Connexity”) (“Connexity Acquisition”), an independent e-Commerce media platform in the open web, from Shop Management, LLC (“Seller”).  Connexity is a technology and data-driven integrated marketing services company focused on the e-commerce ecosystem. Through a focus on performance-based retail marketing, Connexity enables retailers and brands to understand their consumers better, acquire new customers at a lower cost, and increase sales from their target consumers. Connexity offers a comprehensive range of marketing services to online retailers and brands in the U.S. and Europe, including syndicated product listings, search marketing, and customer insights. Connexity corporate headquarters is in Santa Monica, California, and the company also maintains offices in New York, United States; London, England; and Karlsruhe, Germany.

The Connexity Acquisition was accounted for by the purchase method of accounting, and, accordingly, the purchase price has been allocated according to the fair value of the assets acquired and liabilities assumed (See Note 5).

The total purchase price for the Connexity Acquisition was $752,014, subject to customary purchase price adjustments for working capital, the payment of existing Connexity debt, expenses and the other terms and conditions described in the Purchase Agreement.

d.
In September 2021, the Company entered into a registration rights agreement under which the Company agreed, in accordance with the terms of the registration right agreement, to register the Company’s ordinary shares issued to the seller for resale under the Securities Act of 1933, as amended.